Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Current Liabilities
Schedule of Components of Other Current Liabilities

Components of other current liabilities are as follows:

	As of December 31,
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Accrued expenses	143,042	142,315	21,811
Advance from customers	33,507	32,483	4,978
Deposits from lending and other business	42,265	5,955	913
Other payables	96,141	70,850	10,858
Payable to individual investors of lending and other business	50,793	24,062	3,688
Payable for purchases of property and equipment	1,311	1,662	255
Other tax payable	28,452	68,557	10,507
Operating lease liability - current	11,674	86,472	13,252
Payable to individual for trust service	314,713	294	44
Total	721,898	432,650	66,306